Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term debt

Long-term debt consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In millions)
Ryerson Secured Credit Facility	$336.3	$383.5
9% Senior Secured Notes due 2017	600.0	600.0
11 1/4% Senior Notes due 2018	300.0	300.0
Foreign debt	27.9	21.9

Total debt	1,264.2	1,305.4
Less:
Short-term credit facility borrowings	—	13.5
Short-term foreign debt	27.8	21.8

Total long-term debt	$1,236.4	$1,270.1

Long-term debt consisted of the following at December 31, 2012 and 2011:

	At December 31,
	2012	2011
	(In millions)
Ryerson Secured Credit Facility	$383.5	$520.0
9% Senior Secured Notes due 2017	600.0	—
11 1/4% Senior Notes due 2018	300.0	—
12% Senior Secured Notes due 2015	—	368.7
Floating Rate Senior Secured Notes due 2014	—	102.9
Foreign debt	21.9	32.0

Total debt	1,305.4	1,023.6
Less:
Short-term credit facility borrowings	13.5	20.0
Foreign debt	21.8	32.0

Total long-term debt	$1,270.1	$971.6

Principal Payments Required

The principal payments required to be made on debt during the next five fiscal years are shown below:

Amount
(In millions)
For the year ended December 31, 2013	$21.8
For the year ended December 31, 2014	0.1
For the year ended December 31, 2015	—
For the year ended December 31, 2016	383.5
For the year ended December 31, 2017	600.0
For the years ended thereafter	300.0